Other income and expense items - Auditors' Remuneration and Finance income and costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors' Remuneration
Audit Fees	$ 526,170	$ 871,523	$ 73,730
Total Auditor's Remuneration	526,170	871,523	73,730
Finance income
Interest from financial assets	133,612	69,754	15,028
Total finance income	133,612	69,754	15,028
Finance costs
Interest expense	(200,000)	(383,259)	(268,216)
Accretion of end of term payment	(22,758)
Amortization of deferred financing costs	(52,691)
Total finance costs	(275,449)	(383,259)	(268,216)
Net finance costs	$ (141,837)	$ (313,505)	$ (253,188)